                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-04760

                                  ADVISOR FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment
Tax Free Money Fund Investment
Annual Report
to Shareholders
December 31, 2004

Contents

3	Portfolio Management Review
10	Information About Each Fund’s Expenses
13	Portfolio Summary
14	Investment Portfolios
24	Financial Statements
28	Financial Highlights
30	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
35	Tax Information
36	Trustees and Officers
41	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds’ objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each fund’s prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Investment Funds

Portfolio Management Review

Investment Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for NY Tax Free Money Fund Investment and Tax Free Money Fund Investment, each a series of Scudder Advisor Funds (the “Trust”). DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of each fund.

Investment Funds    3

In the following interview, Lead Portfolio Manager Joseph Benevento discusses the market environment and the portfolio management team’s approach to managing the funds during the most recent year ended December 31, 2004.

Q: Will you discuss the market environment during the 12-month period?

A: The year 2004 began with positive economic momentum that carried over from 2003. During the first quarter, US Gross Domestic Product (GDP) was a healthy 4%, but job growth, a leading indicator of the health of the US economy, remained weak. According to the government’s non-farm payroll reports, only 50,000 new jobs were created in the first quarter. As a result, the money market yield curve remained flat – i.e., there was very little difference in yield between shorter- and longer-term money market maturities. It was therefore difficult to pick up additional yield at longer maturities without incurring undue risk (since securities with longer maturities incur greater risk).[1] The Federal Reserve (the Fed) seemed as if it might hold short-term interest rates steady for all of 2004, which would keep money market interest rates at a low level.

As we moved into the second quarter, however, the rate of job growth picked up substantially. The early April non-farm payroll report showing that 300,000 jobs had been added indicated that the economy was in full recovery, meaning that the Fed would begin to raise rates. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market yields would move higher in relation to shorter-term yields. Initially, the market reflected anxiety that the Fed’s cycle of rate increases would be prolonged. As a result, the one-year LIBOR rate, an industry standard for measuring one-year money market

[1]	Yield Curve – a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as “steep” this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

4   Investment Funds

rates, immediately rose by 50 basis points, or one half of one percent, in the wake of the jobs report.[2] (One percentage point equals 100 basis points.) During the second quarter, LIBOR increased 125 basis points.

With the job market back on track, the Fed raised short-term interest rates by 25 basis points in June and at each of its four remaining meetings from July to December. In the second half of the year, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. One-year money market rates leveled off in reaction to higher petroleum prices, as the market perceived that higher energy prices would dampen economic growth and lessen the need for the Fed to take action against inflation by hiking rates.

As we moved into the fourth quarter, inflationary pressures indeed began to take hold, and concern over the depreciation of the US dollar emerged as a financial market signal.[3] However, the decisive conclusion to a tight presidential contest relieved much of the uncertainty that investors had felt going into the fourth quarter. At the end of December, longer-term money market rates moved higher, reflecting a renewed confidence that the economy was on a firm footing and the Fed would continue to raise short-term interest rates at a “measured” pace. This reassured many investors that one-year money market rates would continue to move up in an orderly fashion. LIBOR closed the year at 3.10%, its highest level since March 2002.

[2]	LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

[3]	A falling US dollar, caused by the huge US trade deficit, means that that large foreign holders of US currency in the form of US Treasury securities may need in the future to be compensated with sharply higher interest rates to keep them from selling off their dollars in quantity and making foreign goods prohibitively expensive for US businesses and consumers. From time to time in recent months, a falling dollar has made some market participants more concerned that interest rates will spike.

Investment Funds    5

Q: How did the funds perform over the most recent year?

A: For the period, the funds registered favorable performance. NY Tax Free Money Fund Investment achieved its stated objective of providing a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital. Tax Free Money Fund Investment achieved its stated objective of providing a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.

Q: In light of market conditions during the period, what has been the strategy for the funds?

A: We continued to focus on the highest-quality investments for the funds while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were forced to adjust to dramatic changes in supply, due to (1) the $15 billion of supply from California’s Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. (A severe short-term squeeze on supply tends to push prices of tax-exempt money market securities higher, and their yields significantly lower.) Though we were invested in essential-service (such as water resource/power supply-related) bonds from California agencies and counties over the period, we avoided state of California issues because of the state’s unsettled financial situation.

Another event that created a temporary imbalance in the tax-free money markets was Microsoft’s $30 billion dividend paid in December. Because of automated

6   Investment Funds

exchanges of some of this money from brokerage accounts into tax-free money market funds, this event created a surge in demand for floating-rate securities and put significant downward pressure on their yields. Eventually, year-end redemptions and new issuance brought the tax-exempt money market back into balance.

During the reporting period, we maintained a cautious stance by targeting an average maturity of 25 to 30 days. The funds also have a targeted portfolio allocation of 75% of assets in floating-rate securities and 25% in fixed-rate instruments. Our decision to increase our floating-rate position helped performance during the period. The interest rate of floating rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.[4] Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

[4]	The Bond Market Association Index of Variable Rate Demand is a weekly high grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues.

Investment Funds    7

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield — New York Tax Free Money Fund Investment

7-day
current
yield

December 31, 2004	1.16%*

December 31, 2003	0.44%*

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 0.98% as of December 31, 2004 and 0.39% for December 31, 2003.

7-Day Current Yield — Tax Free Money Fund Investment

7-day
current
yield

December 31, 2004	1.18%**

December 31, 2003	0.44%**

**The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 1.01% as of December 31, 2004 and 0.35% for December 31, 2003.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of each fund’s shares outstanding. Please call the Service Center at 1-800-730-1313 for the product’s most recent month-end performance.

Q: What detracted from performance during the period?

A: Our overweight in floating-rate securities, which helped performance through much of the period, detracted from performance when temporary imbalances occurred in the market as a result of the California refunding in June and the Microsoft dividend in December. As we stated above, the market gradually rebalanced in both instances. We still believe that our emphasis on floating-rate securities will

8   Investment Funds

boost performance longer term, given the fact that the Fed has been gradually raising short-term interest rates.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Funds    9

Information About Each Fund’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

The tables illustrate each Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

10   Investment Funds

NY Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004
Actual Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,003.40

Expenses Paid per $1,000*	$3.76

Hypothetical 5% Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,021.45

Expenses Paid per $1,000*	$3.80

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

NY Tax Free Money Fund Investment	.75%

Investment Funds    11

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2004
Actual Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,003.50

Expenses Paid per $1,000*	$3.76

Hypothetical 5% Fund Return

Beginning Account Value 7/1/04	$1,000.00

Ending Account Value 12/31/04	$1,021.45

Expenses Paid per $1,000*	$3.80

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Tax Free Money Fund Investment	.75%

For more information, please refer to the Fund’s prospectus.

12   Investment Funds

Portfolio Summary

NY Tax Free Money Fund Investment

Asset Allocation	12/31/04	12/31/03

Municipal Investments	100%	100%

Weighted Average Maturity

NY Tax Free Money Fund Investment	9 days	31 days
iMoneyNet State Specific Retail Money Funds Average**	31 days	40 days

**	Category consists of only retail state tax-free and municipal money market funds.

Portfolio composition is subject to change. For more complete details about the Fund’s holdings, see page 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Tax Free Money Fund Investment

Asset Allocation	12/31/04	12/31/03

Municipal Investments	100%	100%

Weighted Average Maturity

Tax Free Money Fund Investment	28 days	36 days
iMoneyNet National Retail Tax Free Money Funds Average*	34 days	43 days

*	Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months & less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Portfolio composition is subject to change. For more complete details about the Fund’s holdings, see page 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Funds    13

Investment Portfolio	as of December 31, 2004

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Investments 99.9%
New York 94.2%
Albany, NY, Industrial Development Agency, Civic Facilities Revenue, University of Albany Foundation, Series A, 1.97%*, 11/1/2032 (b)	285,000	285,000
Erie County, NY, Industrial Development Agency, Civic Facilities Revenue, Subordinate Adult Services, 2.07%*, 6/1/2022, KeyBank NA (c)	5,150,000	5,150,000
Long Island, NY, Power Authority, Electric System Revenue:
Series D, 1.95%*, 12/1/2029 (b)	300,000	300,000
Series 2A, 1.95%*, 5/1/2033, WestLB AG (c)	1,000,000	1,000,000
New York, General Obligation: 1.83%, 1/26/2005	3,200,000	3,200,000
Series A-5, 2.0%*, 8/1/2031, HSBC Bank USA (c)	950,000	950,000
New York, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.98%*, 5/1/2022, Depfa Bank PLC (c)	3,300,000	3,300,000
New York, Metropolitan Transportation Authority, New York Revenue:
Series 848-D, 2.01%*, 11/15/2021 (b)	2,800,000	2,800,000
144A, Series PA-1083, 2.02%*, 5/15/2010 (b)	1,450,000	1,450,000
Series 1040, 2.02%*, 11/15/2020 (b)	1,100,000	1,100,000
New York, State Dormitory Authority Revenue:
Series 1997, 1.63%, 1/14/2005	1,685,000	1,685,000
Series 1997, 1.83%, 1/10/2005	1,000,000	1,000,000
Series B09, 2.03%*, 3/15/2023 (b)	700,000	700,000
New York, State Dormitory Authority Revenue, Columbia University, Series B, 1.03%*, 7/1/2028	600,000	600,000
New York, State Dormitory Authority Revenue, Cornell University:
Series A, 1.97%*, 7/1/2029	1,490,000	1,490,000
Series B, 1.97%*, 7/1/2030	1,400,000	1,400,000
New York, State Dormitory Authority Revenue, Mental Health Services:
Series D-2B, 1.97%*, 2/15/2031 (b)	2,820,000	2,820,000
Series D-2A, 1.98%*, 2/15/2031 (b)	900,000	900,000
New York, State General Obligation, Series B, 1.58%*, 3/15/2030, Dexia Credit Local (c)	900,000	900,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 1.99%*, 11/1/2036, Bank of New York (c)	300,000	300,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 1.93%*, 3/15/2026, State Street Bank & Trust Co. (c)	1,600,000	1,600,000

The accompanying notes are an integral part of the financial statements.

14   Investment Funds

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

New York, State Local Government Assistance Corp.:
Series F, 1.92%*, 4/1/2025, Societe Generale (c)	1,300,000	1,300,000
Series 3-V, 1.98%*, 4/1/2024 (b)	700,000	700,000
New York, Tobacco Settlement Financing Corp.:
Series R-2003, 2.03%*, 6/1/2021 (b)	1,980,000	1,980,000
Series R-6500, 144A, 2.03%*, 6/1/2021 (b)	2,255,000	2,255,000
Series PA-1894, 2.07%*, 6/1/2012	585,000	585,000
New York City, NY, Housing Development Corp., Mortgage Revenue, Columbus Apartments, Series A, 1.95%*, 3/15/2025	5,000,000	5,000,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Allen Stevenson School, 2.05%*, 12/1/2034, Allied Irish Bank PLC (c)	2,900,000	2,900,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Lycee Francais de NY Project, Series B, 2.2%*, 6/1/2032, JP Morgan Chase Bank (c)	375,000	375,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Peninsula Hospital Center Project, 2.04%*, 12/1/2013, JP Morgan Chase Bank (c)	830,000	830,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series C-2, 1.98%*, 6/15/2018	1,950,000	1,950,000
Series PT-2114, 2.01%*, 12/15/2011	3,500,000	3,500,000
Series 2004-2, 2.03%*, 6/15/2012 (b)	4,200,000	4,200,000
Series F-1, 2.2%*, 6/15/2033	1,700,000	1,700,000
New York City, NY, Trust For Cultural Resources Revenue, Asia Society, 1.97%*, 4/1/2030, The Chase Manhattan Bank (c)	100,000	100,000
New York City, NY, Trust For Cultural Resources Revenue, Museum of Broadcasting, 1.95%*, 5/1/2014, KBC Bank NV (c)	710,000	710,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 2.03%*, 11/1/2026 (b)	980,000	980,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 2.0%*, 11/15/2022	45,000	45,000
Series A, 2.0%*, 2/15/2030	745,000	745,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 1E, 1.98%*, 11/1/2022	770,000	770,000
Series 3C, 1.98%*, 11/1/2022	200,000	200,000
Series 3G, 1.98%*, 11/1/2022	1,215,000	1,215,000
New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 2.02%*, 2/1/2009	3,950,000	3,950,000
New York, NY, General Obligation, Series H-6, 1.98%*, 3/1/2034, Fleet National Bank (c)	600,000	600,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    15

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

New York, NY, General Obligation:
Series A-3, 1.95%*, 8/1/2031, BNP Paribas (c)	1,240,000	1,240,000
Series R-4066, 2.01%*, 11/1/2015 (b)	2,300,000	2,300,000
Series B5, 2.13%*, 8/15/2009 (b)	2,600,000	2,600,000
Series A-10, 2.18%*, 8/1/2017, Morgan Guaranty Trust (c)	1,000,000	1,000,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 2.02%*, 6/1/2027	2,000,000	2,000,000
New York, NY, State General Obligation:
Series H-4, 1.95%*, 8/1/2015 (b)	2,000,000	2,000,000
Series J3, 1.98%*, 2/15/2016, JP Morgan Chase Bank (c)	2,600,000	2,600,000
New York, NY, State Housing Finance Agency Revenue, Normandie Project, 1.97%*, 5/15/2015, Landesbank Hessen-Thueringen Girozentrale (c)	4,000,000	4,000,000
New York, NY, State Local Government Assistance Corp., Revenue Bonds, Series A-BV, 1.92%*, 4/1/2021 (b)	1,190,000	1,190,000
New York, NY, Triborough Bridge & Tunnel Authority:
Series A, 1.95%*, 1/1/2031 (b)	170,000	170,000
Series R-2013, 2.01%*, 11/15/2021 (b)	300,000	300,000
Series B-13, 2.03%*, 11/15/2021 (b)	1,285,000	1,285,000
Oneida Indian Nation, NY, County General Obligation, Revenue Bond, 1.97%*, 10/1/2032, Bank of America NA (c)	2,475,000	2,475,000
Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue, YMCA of Greater Syracuse, Series A, 2.07%*, 11/1/2025, HSBC Bank PLC (c)	3,600,000	3,600,000
Otsego County, NY, Industrial Development Agency, Civic Facilities Revenue, Noonan Community Service Corp. Project, Series A, 2.0%*, 3/1/2025, Wilber National Bank (c)	1,525,000	1,525,000
Schenectady County, NY, Industrial Development Agency, Civic Facilities Revenue, Sunnyview, Series B, 2.02%*, 8/1/2033, KeyBank NA (c)	2,390,000	2,390,000
Schoharie County, NY, Industrial Development Agency, Civic Facilities Revenue, Bassett Hospital Project, Series A, 144A, 2.07%*, 2/1/2021, KeyBank NA (c)	220,000	220,000
Yates County, NY, Industrial Development Agency, Civic Facilities Revenue, Series B, 2.02%*, 9/1/2015, KeyBank NA (c)	2,430,000	2,430,000
Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue, 2.0%*, 7/1/2021, Bank of New York (c)	1,000,000	1,000,000

		103,845,000

The accompanying notes are an integral part of the financial statements.

16   Investment Funds

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

Multi-State 5.7%
ABN Amro, Munitops Certificate Trust, Series 2000-17, 1.6%*, 10/1/2008	6,300,000	6,300,000

	% of
	Net Assets

Total Investment Portfolio (Cost $110,145,000) (a)	99.9	110,145,000
Other Assets and Liabilities, Net	0.1	65,301

Net Assets	100.0	110,210,301

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a)	The cost for federal income tax purposes was $110,145,000.

(b)	Bond is insured by one of these companies:

		As a % of Total
		Investment Portfolio

AMBAC	AMBAC Assurance Corp.	6.2

FGIC	Financial Guaranty Insurance Company	5.9

FSA	Financial Security Assurance	10.2

MBIA	Municipal Bond Investors Assurance	5.2

(c)	Security incorporates a letter of credit or line of credit from a major bank.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Investment Funds    17

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Investments 99.8%
Arizona 0.8%
City of Phoenix, AZ, 1.5%, 2/11/2005	1,025,000	1,025,000

California 8.2%
California, State University, Series A, 1.8%, 1/14/2005	2,500,000	2,500,000
California, State Economic Recovery, Series C-3, 2.1%*, 7/1/2023	6,300,000	6,300,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 2.0%*, 10/1/2023, Bank of America NA (c)	700,000	700,000
Los Angeles County, CA, Capital Asset Lease Revenue, 1.72%, 1/6/2005	1,200,000	1,200,000
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, Series A, 2.22%*, 12/1/2032, US Bank NA (c)	400,000	400,000

		11,100,000

Colorado 6.1%
Adams & Weld County, CO, Brighton School District No. 27J, 144A, 2.04%*, 12/1/2024 (b)	2,000,000	2,000,000
Colorado, Educational Loan Program, Series L49J-D, 2.05%*, 8/9/2005	3,415,000	3,415,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 2.1%*, 7/1/2029, Bank One Colorado NA (c)	2,840,000	2,840,000

		8,255,000

District of Columbia 1.3%
District of Columbia, General Obligation, Core City, 2.05%*, 3/1/2028, Bank of America NA (c)	1,690,000	1,690,000

Florida 8.4%
Alachua County, FL, Hospital & Healthcare Revenue, Health Facilities Revenue, Shands Teaching Hospital, Series A, 2.22%*, 12/1/2032, SunTrust Bank (c)	700,000	700,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.0%*, 3/31/2021, Bank of America NA (c)	2,500,000	2,500,000
Orange County, FL, Education Facilities Authority Revenue, Rollins College Project, 2.22%*, 5/1/2031, Bank of America NA (c)	400,000	400,000
Pasco County, FL, School Board Certificates of Participation, 1.99%*, 8/1/2026 (b)	1,100,000	1,100,000

The accompanying notes are an integral part of the financial statements.

18   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Reedy Creek, FL, Improvement District Utilities Revenue, Series 986, 144A, 2.03%*, 10/1/2012 (b)	5,300,000	5,300,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 144A, 2.0%*, 8/1/2022, SunTrust Bank (c)	1,300,000	1,300,000

		11,300,000

Georgia 4.5%
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 2.0%*, 11/1/2017, SunTrust Bank (c)	2,665,000	2,665,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 2.0%*, 6/15/2025	855,000	855,000
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc., Project, 1.99%*, 4/1/2024, Wachovia Bank (c)	100,000	100,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 144A, 2.0%*, 8/1/2018, SunTrust Bank (c)	2,485,000	2,485,000

		6,105,000

Hawaii 3.0%
ABN Amro Munitops, Certificates Trust, Series 2004-16, 144A, 2.04%*, 7/1/2012 (b)	4,000,000	4,000,000

Illinois 4.1%
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 1.98%*, 7/1/2028 (b)	1,600,000	1,600,000
Illinois, Industrial Development Revenue, Goodman Theatre Project, 2.0%*, 12/1/2033, Bank One NA (c)	675,000	675,000
Kankakee, IL, Unipair Foundation, Inc. Project, 2.06%*, 11/1/2031, National City Bank (c)	2,235,000	2,235,000
Will & Kendall Counties, IL, Community School District No. 202, 2.04%*, 1/1/2023 (b)	995,000	995,000

		5,505,000

Indiana 5.9%
ABN Amro Munitops, Munitops Certificates Trust, 144A, Series 2003-32, 2.04%*, 1/15/2012 (b)	3,000,000	3,000,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Industrial Museum of Art, 2.0%*, 2/1/2039, Bank One NA (c)	1,500,000	1,500,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 1.2%*, 6/1/2017 (b)	900,000	900,000
144A, Series B-21, 2.06%*, 12/1/2022 (b)	2,095,000	2,095,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    19

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Indianapolis, IN, Industrial Economic Development Revenue, Jewish Federation Campus, 2.0%*, 4/1/2005, Fifth Third Bank (c)	520,000	520,000

		8,015,000

Iowa 5.4%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems:
Series B, 1.98%*, 7/1/2015 (b)	3,400,000	3,400,000
Series B, 1.98%*, 1/1/2028 (b)	1,930,000	1,930,000
Iowa, School Cash Anticipation Program, Warrant Certificates, Series B, 2.0%, 1/28/2005 (b)	2,000,000	2,001,430

		7,331,430

Kentucky 5.0%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.9%*, 8/1/2013, Credit Lyonnais (c)	1,800,000	1,800,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005	2,000,000	2,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 2.04%*, 4/1/2015, Fifth Third Bank (c)	2,970,000	2,970,000

		6,770,000

Louisiana 2.1%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue, East Jefferson General, 2.02%*, 7/1/2009, JP Morgan Chase Bank (c)	2,855,000	2,855,000

Maryland 3.4%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 2.03%*, 1/1/2034, KBC Bank N V (c)	3,600,000	3,600,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 2.0%*, 10/15/2020	1,000,000	1,000,000

		4,600,000

Massachusetts 2.2%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 2.07%*, 11/1/2022, Keybank NA (c)	2,930,000	2,930,000

The accompanying notes are an integral part of the financial statements.

20   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Michigan 1.9%
Farmington Hills, MI, Economic Development Corp., Limited Obligation Revenue, Brookfield Building Association Project, 2.03%*, 11/1/2010, Comerica Bank (c)	355,000	355,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 2.01%*, 12/1/2023, National City Bank (c)	1,650,000	1,650,000
Oakland University, MI, Michigan Revenue Bond, 2.0%*, 3/1/2031 (b)	575,000	575,000

		2,580,000

New Jersey 3.6%
Holmdel Township, NJ, Bond Anticipation Notes, Series A, 3.0%, 1/26/2005	3,494,000	3,496,135
New Jersey, Health Facilities Financing Authority Revenue, Hospital Cap Asset Financing, Series D, 1.94%*, 7/1/2035, Chase Manhattan Bank (c)	350,000	350,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012	1,000,000	1,000,000

		4,846,135

New Mexico 1.5%
New Mexico, Tax & Revenue Anticipation Notes, Series 2004-A, 3.0%, 6/30/2005	2,000,000	2,010,769

North Carolina 2.0%
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 2.0%*, 9/1/2033, Bank of America NA (c)	200,000	200,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, Grace Hospital, Inc. Project, 1.99%*, 10/1/2025, Wachovia Bank NA (c)	2,550,000	2,550,000

		2,750,000

Oklahoma 2.3%
Oklahoma, Industrial Authority Revenue, Integris Baptist Project, Series B, 2.2%*, 8/15/2029 (b)	3,130,000	3,130,000

Oregon 0.7%
Oregon, Tax Anticipation Notes, Series A, 3.0%, 6/30/2005	1,000,000	1,006,022

Pennsylvania 3.5%
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 2.05%*, 6/1/2033, Allied Irish Bank PLC (c)	2,300,000	2,300,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 1.9%*, 6/1/2014, Rabobank Nederland (c)	180,000	180,000

The accompanying notes are an integral part of the financial statements.

Investment Funds    21

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Pennsylvania, PA, State School District Revenue Lease, Public School Building Authority, 144A, Series A42, 1.8%*, 6/1/2028 (b)	300,000	300,000
Pennsylvania, PA, Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.01%*, 8/1/2035, Citizens Bank (c)	1,100,000	1,100,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children’s Hospital Project, Series B, 2.19%*, 7/1/2025	795,000	795,000

		4,675,000

South Carolina 1.8%
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.04%*, 6/1/2019, Wachovia Bank NA (c)	2,400,000	2,400,000

Texas 10.8%
Corpus Christi, TX, Electric Revenue, Utility System, 2.05%*, 7/15/2010 (b)	2,315,000	2,315,000
Galena Park, TX, Independent School District, Series SG-153, 2.03%*, 8/15/2023	3,000,000	3,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2005	1,800,000	1,808,822
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 2.03%*, 6/1/2026 (b)	495,000	495,000
Texas, Higher Education Revenue, Higher Education Authority, Inc., Series B, 1.95%*, 10/1/2029, Landesbank Hessen-Thuringen (c)	400,000	400,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	4,500,000	4,528,929
Texas, University of Texas, 1.85%, 1/20/2005	2,000,000	2,000,000

		14,547,751

Virginia 1.8%
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Center, Series A, 2.17%*, 2/15/2038	2,400,000	2,400,000

Washington 5.7%
King County, WA, Public Hospital, District No. 002, Series 6036, 144A, 2.04%*, 12/1/2023 (b)	4,000,000	4,000,000
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 2.04%*, 12/1/2025 (b)	495,000	495,000
Spokane, WA, Public Facilities District Hotel Motel & Sales Use Tax, Series R-2041, 144A, 1.7%*, 12/1/2023 (b)	3,160,000	3,160,000

		7,655,000

The accompanying notes are an integral part of the financial statements.

22   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Wisconsin 3.8%
Wisconsin, Transportation Authority Revenue, 1.65%*, 1/14/2005	5,075,000	5,075,000

	% of
	Net Assets

Total Investment Portfolio (Cost $134,557,107) (a)	99.8	134,557,107
Other Assets and Liabilities, Net	0.2	265,049

Net Assets	100.0	134,822,156

*	Variable Rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a)	The cost for federal income tax purposes was $134,557,107.

(b)	Bond is insured by one of these companies:

		As a % of Total
		Investment Portfolio

AMBAC	AMBAC Assurance Corp.	6.3

FGIC	Financial Guaranty Insurance Company	6.4

FSA	Financial Security Assurance	4.5

MBIA	Municipal Bond Investors Assurance	14.6

(c)	Security incorporates a letter of credit or line of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Investment Funds    23

Financial Statements

Statements of Assets and Liabilities as of December 31, 2004

	NY Tax Free	Tax Free
	Money Fund	Money Fund
Assets	Investment	Investment

Investments in securities, at amortized cost	$110,145,000	$134,557,107

Cash	7,089	24,637

Interest receivable	212,642	435,789

Other assets	15,172	15,173

Total assets	110,379,903	135,032,706

Liabilities

Dividends payable	63,410	93,843

Administration and service fee payable	51,461	61,324

Other accrued expenses and payables	54,731	55,383

Total liabilities	169,602	210,550

Net assets, at value	$110,210,301	$134,822,156

Net Assets

Net assets consist of:
Undistributed net investment income	25,577	—

Accumulated net realized gain (loss)	(611)	2,579

Paid-in capital	110,185,335	134,819,577

Net assets, at value	$110,210,301	$134,822,156

Net Asset Value

Net assets applicable to shares outstanding	$110,210,301	$134,822,156

Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	110,207,798	134,819,039

Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

24   Investment Funds

Statements of Operations for the year ended December 31, 2004

	NY Tax Free	Tax Free
	Money	Money
	Fund	Fund
Investment Income	Investment	Investment

Income:
Interest	$1,100,596	$1,800,388

Expenses:
Administration and service fees	532,480	889,763

Advisory fee	133,120	222,441

Auditing	42,986	42,921

Legal	35,682	31,946

Trustees’ fees and expenses	12,766	15,848

Reports to shareholders	8,497	16,211

Registration fees	12,428	14,690

Other	4,956	8,983

Total expenses, before expense reductions	782,915	1,242,803

Expense reductions	(118,955)	(132,541)

Total expenses, after expense reductions	663,960	1,110,262

Net investment income	436,636	690,126

Net realized gain (loss) on investment transactions	9,183	24,554

Net increase (decrease) in net assets resulting from operations	$445,819	$714,680

The accompanying notes are an integral part of the financial statements.

Investment Funds    25

Statement of Changes in Net Assets — NY Tax Free Money Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$436,636	$319,935

Net realized gain (loss) on investment transactions	9,183	3,139

Net increase (decrease) in net assets resulting from operations	445,819	323,074

Distributions to shareholders from:
Net investment income	(436,714)	(319,859)

Fund share transactions:
Proceeds from shares sold	477,073,897	404,711,653

Reinvestment of distributions	137,967	97,070

Cost of shares redeemed	(455,652,178)	(428,707,919)

Net increase (decrease) in net assets from Fund share transactions	21,559,686	(23,899,196)

Increase (decrease) in net assets	21,568,791	(23,895,981)

Net assets at beginning of period	88,641,510	112,537,491

Net assets at end of period (including undistributed net investment income of $25,577 and $16,206, respectively)	$110,210,301	$88,641,510

Other Information

Shares outstanding at beginning of period	88,648,139	112,548,831

Shares sold	477,073,897	404,710,078

Shares issued to shareholders in reinvestment of distributions	137,967	97,070

Shares redeemed	(455,652,205)	(428,707,840)

Net increase (decrease) in Fund shares	21,559,659	(23,900,692)

Shares outstanding at end of period	110,207,798	88,648,139

The accompanying notes are an integral part of the financial statements.

26   Investment Funds

Statement of Changes in Net Assets — Tax Free Money Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2004	2003

Operations:
Net investment income	$690,126	$597,224

Net realized gain (loss) on investment transactions	24,554	8,716

Net increase (decrease) in net assets resulting from operations	714,680	605,940

Distributions to shareholders from:
Net investment income	(690,126)	(597,326)

Fund share transactions:
Proceeds from shares sold	741,308,274	1,114,369,894

Reinvestment of distributions	165,273	149,823

Cost of shares redeemed	(774,896,049)	(1,112,173,053)

Net increase (decrease) in net assets from Fund share transactions	(33,422,502)	2,346,664

Increase (decrease) in net assets	(33,397,948)	2,355,278

Net assets at beginning of period	168,220,104	165,864,826

Net assets at end of period	$134,822,156	$168,220,104

Other Information

Shares outstanding at beginning of period	168,241,303	165,898,285

Shares sold	741,308,274	1,114,366,248

Shares issued to shareholders in reinvestment of distributions	165,273	149,823

Shares redeemed	(774,895,811)	(1,112,173,053)

Net increase (decrease) in Fund shares	(33,422,264)	2,343,018

Shares outstanding at end of period	134,819,039	168,241,303

The accompanying notes are an integral part of the financial statements.

Investment Funds    27

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2004	2003	2002	2001[a]	2000[a]

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.005	.003	.006	.02	.03

Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—

Total from investment operations	.005	.003	.006	.02	.03

Less distributions from:
Net investment income	(.005)	(.003)	(.006)	(.02)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	.47	.32	.65	1.89	3.23

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	110	89	113	110	86

Ratio of expenses before expense reductions (%)	.88	.83	.82	.80[d]	.86[d]

Ratio of expenses after expense reductions (%)	.75	.75	.75	.75[d]	.75[d]

Ratio of net investment income (%)	.49	.33	.65	1.86	3.19

[a]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.

[b]	Amount is less than $.0005 per share.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Includes expenses of the NY Tax Free Money Portfolio.

28   Investment Funds

Financial Highlights

Tax Free Money Fund Investment

Years Ended December 31,	2004	2003	2002	2001[a]		2000[a]

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	.005	.003	.007	.02		.03

Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—		—

Total from investment operations	.005	.003	.007	.02		.03

Less distributions from:
Net investment income	(.005)	(.003)	(.007)	(.02)		(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return (%)[c]	.49	.33	.72	2.08		3.35

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	135	168	166	164		222

Ratio of expenses before expense reductions (%)	.84	.80	.80	.79	[d]	.82	[d]

Ratio of expenses after expense reductions (%)	.75	.75	.75	.75	[d]	.75	[d]

Ratio of net investment income (loss) (%)	.46	.32	.72	2.11		3.30

[a]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the Tax Free Money Portfolio for the respective periods.

[b]	Amount is less than $.005 per share.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Includes expenses of the Tax Free Money Portfolio.

Investment Funds    29

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a “Fund,” and collectively, the “Funds”) are two of the funds the Trust offers to investors.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

In addition, from November 1, 2004 through December 31, 2004, NY Tax Free Money Fund Investment incurred approximately $611 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2005.

D. Distributions of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

30   Investment Funds

At December 31, 2004, the Funds’ components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free	Tax Free
	Money Fund	Money Fund
	Investment	Investment

Undistributed tax-exempt income	$25,577	$1,550

Undistributed long-term capital gains	$—	$2,579

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

	For the Years Ended December 31,

	2004	2003

NY Tax Free Money Fund Investment
Distributions from tax-exempt income	$436,714	$316,374

Distributions from ordinary income	$—	$3,485

Tax Free Money Fund Investment
Distributions from tax-exempt income	$690,126	$597,326

For tax purposes short-term capital gains distributions are considered ordinary income distributions.

E. Other

Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for each Fund and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of .15%.

For the year ended December 31, 2004, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to .75% of the average daily net assets of each

Investment Funds    31

Fund. Accordingly, for the year ended December 31, 2004 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory	Amount	Annual
	Fee	Waived	Effective Rate

NY Tax Free Money Fund Investment	$133,120	$116,712	.02%

Tax Free Money Fund Investment	$222,441	$129,969	.06%

ICCC serves as Administrator and receives a fee based on each Fund’s average daily net assets which is calculated daily and paid monthly at the annual rate of .60%.

As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

The Funds paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Funds in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Funds. The amounts for 2002 and 2003 are as follows:

Fund	2002	2003

NY Tax Free Money Fund Investment	$43	$38

Tax Free Money Fund Investment	$84	$43

Note 3—Expense Reductions

For the year ended December 31, 2004, the Advisor had agreed to reimburse NY Tax Free Money Fund $2,243 and Tax Free Money Fund Investment $2,572, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

32   Investment Funds

Note 4—Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At December 31, 2004, there was one shareholder who held approximately 26% of the outstanding shares of the NY Tax Free Money Fund Investment.

Note 5—Line of Credit Agreement

The Funds and several other affiliated funds (the “Participants”) share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants.

Note 6—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Investment Funds    33

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Advisor Funds and Shareholders of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (the “Funds”) at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2005

34   Investment Funds

Tax Information	(unaudited)

Pursuant to Section 852 of the Internal Revenue Code, NY Tax Free Money Fund Investment and Tax Free Money Fund Investment designates approximately $10,000 and $20,000, respectively, as capital gain dividends for the year ended December 31, 2004, of which 100% represents 20% and 15% rate gain, respectively.

Of the dividends paid from net investment income for the NY Tax Free Money Fund Investment and Tax Free Money Fund Investment for the taxable year ended December 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Investment Funds    35

Trustees and Officers

Independent Trustees

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998–January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998–January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987–1997); Chief Operating Officer of Alex Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985–1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976–1985).	54

Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining [3] (mining and exploration) (1998–February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001), Chairman of the Board, Weirton Steel Corporation[3] (April 1996–2004).	56

S. Leland Dill 3/28/30 Trustee since 1986	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956–June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989–May 1992), Coutts (USA) International (January 1992–March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991–March 1999); General Partner, Pemco (investment company) (June 1979–June 1986); Trustee, Phoenix Zweig Series Trust (September 1989–May 2004).	54

36   Investment Funds

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996–January 2000); Director, S.G. Cowen Mutual Funds (January 1985–January 2001).	54

Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	54

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	54

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	54

Philip Saunders, Jr. 10/11/35 Trustee since 1986	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	54

William N. Searcy 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989–October 2003).	54

Investment Funds    37

Interested Trustee

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

William N. Shiebler[4] 2/6/42 Trustee, 2004–present	Chief Executive Officer in the Americas for Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990–1999).	137

Officers

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004–present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001–2003); Chief Administrative Officer (1998–2001) and Senior Vice President and Director of Mutual Fund Operations (1991–1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992–2000).

Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004–present	Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994–2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002	Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000–March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993–1998).

38   Investment Funds

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.

Lisa Hertz[5] 8/21/70 Assistant Secretary since 2004	Assistant Vice President, Deutsche Asset Management.

Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999–2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998–1999); Assistant General Counsel, United States Securities and Exchange Commission (1993–1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.

Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.

Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Kathleen Sullivan D’Eramo [6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Philip Gallo[5] 8/2/62 Chief Compliance Officer, 2004–present	Managing Director, Deutsche Asset Management (2003–present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994–2003).

[1]	Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

[2]	Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which these fund is a series.

[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Investment Funds    39

[4]	Mr. Shiebler is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 280 Park Avenue, New York, New York.

[5]	Address: 345 Park Avenue, New York, New York.

[6]	Address: Two International Place, Boston, Massachusetts.

The funds’ Statement of Additional Information includes additional information about the funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

40   Investment Funds

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAm funds and services via touchtone telephone and the ability to exchange or redeem shares.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type ‘proxy voting‘ in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment

Nasdaq Symbol	BNYXX	BTXXX

CUSIP Number	81111R 304	81111R 205

Fund Number	844	833

Investment Funds    41

Notes

Notes

Notes

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

NFXMFREEANN

(35988 2/05)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder Advisor Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        NY TAX FREE MONEY FUND INVESTMENT
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
       Fiscal      Audit
        Year        Fees       Audit-Related    Tax Fees         All Other
       Ended       Billed      Fees Billed       Billed        Fees Billed
    December 31,  to Fund       to Fund         to Fund          to Fund
--------------------------------------------------------------------------------
2004              $35,100         $185          $3,255             $0
--------------------------------------------------------------------------------
2003              $33,600        $1,237         $3,100             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc.  ("DeAM"  or  the  "Adviser"),  and  any  entity  controlling, controlled  by or under common  control  with DeAM  ("Control  Affiliate")  that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                      Audit-Related           Tax Fees             All Other
        Fiscal      Fees Billed to           Billed to           Fees Billed
        Year           Adviser and           Adviser and        to Adviser and
        Ended        Affiliated Fund       Affiliated Fund      Affiliated Fund
      December 31,  Service Providers     Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                 $431,907                   $0                    $0
--------------------------------------------------------------------------------
2003                 $538,457                   $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                      Total
                                    Non-Audit
                                 Fees billed to        Total
                                   Adviser and        Non-Audit
                                 Affiliated Fund        Fees
                               Service Providers      billed to
                                 (engagements        Adviser and
                                related directly    Affiliated
                                    to the            Fund
                     Total     operations and        Service
                   Non-Audit      financial         Providers
                     Fees         reporting           (all
      Fiscal        Billed         of the             other         Total of
       Year        to Fund          Fund)          engagements      (A),(B)
      Ended
  December 31,       (A)            (B)                (C)          and (C)
--------------------------------------------------------------------------------
2004               $3,255          $0               $253,272        $256,527
--------------------------------------------------------------------------------
2003               $3,100          $0             $3,967,000      $3,970,100
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM and other related  entities that provide  support for the operations of the fund.

                         TAX FREE MONEY FUND INVESTMENT
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
       Fiscal      Audit
        Year        Fees       Audit-Related    Tax Fees         All Other
       Ended       Billed      Fees Billed       Billed        Fees Billed
    December 31,  to Fund       to Fund         to Fund          to Fund
--------------------------------------------------------------------------------
2004               $35,100        $185           $3,255             $0
--------------------------------------------------------------------------------
2003               $33,600       $1,237          $5,200             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc.  ("DeAM"  or  the  "Adviser"),  and  any  entity  controlling, controlled  by or under common  control  with DeAM  ("Control  Affiliate")  that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                      Audit-Related           Tax Fees             All Other
        Fiscal      Fees Billed to           Billed to           Fees Billed
        Year           Adviser and           Adviser and        to Adviser and
        Ended        Affiliated Fund       Affiliated Fund      Affiliated Fund
      December 31,  Service Providers     Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                   $431,907                 $0                    $0
--------------------------------------------------------------------------------
2003                   $538,457                 $0                    $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                      Total
                                    Non-Audit
                                 Fees billed to        Total
                                   Adviser and        Non-Audit
                                 Affiliated Fund        Fees
                               Service Providers      billed to
                                 (engagements        Adviser and
                                related directly    Affiliated
                                    to the            Fund
                     Total     operations and        Service
                   Non-Audit      financial         Providers
                     Fees         reporting           (all
      Fiscal        Billed         of the             other         Total of
       Year        to Fund          Fund)          engagements      (A),(B)
      Ended
  December 31,       (A)            (B)                (C)          and (C)
--------------------------------------------------------------------------------
2004               $3,255           $0              $253,272       $256,527
--------------------------------------------------------------------------------
2003               $5,200           $0            $3,967,000     $3,972,200
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche New York Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005